HARRIS INSIGHT(R) FUNDS

     Supplement dated December 2, 2005 to the Statement of Additional Information dated May 1, 2005

The following information on trustees and officers replaces the tables of trustees and officers on pages 30-31.


                                 TERM OF                                          NUMBER OF
                               OFFICE AND                                        PORTFOLIOS
                               YEAR FIRST                                          IN FUND
                               ELECTED OR                                          COMPLEX
NAME, POSITION(S) WITH TRUST  APPOINTED TO    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY             OTHER
  AND AGE AT DEC. 1, 2005       OFFICE(1)             PAST FIVE YEARS              TRUSTEE           DIRECTORSHIPS
----------------------------  ------------    ------------------------------     -----------     -----------------------

TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

C. Gary Gerst, 66, Trustee     Since 1995    Former Co-Chairman, Jones Lang          19        Director, Florida Office
and Chairman of the Board                    LaSalle, formerly named LaSalle                   Property Company, Inc.
of Trustees                                  Partners Ltd. (real estate                        (real estate investment
  200 E. Randolph Drive                      investment manager and                            fund); Trustee, Henderson
  43rd Floor                                 consulting firm).                                 Global Funds (4
  Chicago, IL  60601                                                                           portfolios); and
                                                                                               President, KCI Inc.
                                                                                               (Private S-Corporation
                                                                                               investing in non-public
                                                                                               investments).

John W. McCarter, Jr., 67,     Since 1995    President and Chief Executive           19        Chairman, Divergence
Trustee                                      Officer, The Field Museum of                      L.L.C. (biotechnology
  1400 S. Lake Shore Drive                   Natural History; formerly Senior                  firm); Director, W.W.
  Chicago, IL  60605                         Vice President and Director,                      Grainger, Inc.
                                             Booz-Allen & Hamilton, Inc.                       (industrial distributor)
                                             (consulting firm).                                and A.M. Castle, Inc.
                                                                                               (metals distributor); and
                                                                                               Trustee, Janus Adviser
                                                                                               Series, Janus Aspen
                                                                                               Series and Janus
                                                                                               Investment Fund (52
                                                                                               portfolios).

Paula Wolff ,60, Trustee       Since 1998    Senior Executive, Chicago               19        Vice Chair, University of
  30 W. Monroe Street                        Metropolis 2020 (civic                            Chicago Board of
  18th Floor                                 organization), since 2000.                        Trustees; Chair,
  Chicago, IL  60603                         President, Governors State                        University of Chicago
                                             University, prior thereto.                        Hospitals; and Director,
                                                                                               Ariel Capital Management,
                                                                                               Inc. (investment manager).


(1) A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years. Each officer serves until the election of his or her successor or until he or she dies, resigns or is removed.

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

                                 TERM OF                                          NUMBER OF
                               OFFICE AND                                        PORTFOLIOS
                               YEAR FIRST                                          IN FUND
                               ELECTED OR                                          COMPLEX
NAME, POSITION(S) WITH TRUST  APPOINTED TO    PRINCIPAL OCCUPATION(S) DURING     OVERSEEN BY             OTHER
  AND AGE AT DEC. 1, 2005       OFFICE                PAST FIVE YEARS              TRUSTEE           DIRECTORSHIPS
----------------------------  ------------    ------------------------------     -----------     -----------------------

OFFICERS OF THE TRUST:

John L. Shields, 52,          Since          Managing Director, Navigant              N/A                    N/A
President                     Nov. 2005      Consulting, Inc. (management
  111 W. Monroe Street                       consulting firm), since 2004.
  Chicago, IL  60603                         Independent Trustee, Domini
                                             Social Investments Funds, since
                                             2004.  Advisory Board Member,
                                             Vestmark, Inc. (software
                                             company), since 2003. Managing
                                             Principal, Shields Smith &
                                             Webber LLC (management
                                             consulting firm), from 2002 to
                                             2004.  President and CEO,
                                             Citizens Advisers, Inc.
                                             (investment adviser) and
                                             Citizens Securities, Inc.
                                             (broker/dealer), from 1998 to
                                             2002.  President and Trustee,
                                             Citizens Funds, from 1998 to
                                             2002.

Ishwar D. Gupta, 62,           Since 2001    Senior Vice President, Harris            N/A                  N/A
Vice President and                           N.A..
Assistant Secretary
  111 W. Monroe Street
  Chicago, IL  60603

Merrill J. Sklenar, 60,        Since 2004   Vice President, Harris N.A..             N/A                  N/A
Treasurer and Principal
Financial and Accounting
Officer;
Vice President and             Since 2001
Assistant Secretary
  111 W. Monroe Street
  Chicago, IL  60603

David C. Lebisky, 33           Since 2001    Vice President and Director,             N/A                  N/A
Secretary                                    PFPC Inc. (mutual fund
  103 Bellevue Parkway                       administrator); Registered
  Wilmington, DE  19809                      Representative, PFPC
                                             Distributors, Inc.

Thomas J. Ryan, 64,            Since 2004    Vice President and Director of           N/A                  N/A
Assistant Treasurer and                      Accounting, PFPC Inc.
Assistant Secretary
  103 Bellevue Parkway
  Wilmington, DE  19809


                                      * * *

At the close of business on May 27, 2005, pursuant to an internal reorganization, Harris Trust and Savings Bank merged into another subsidiary bank of Bank of Montreal Financial, with the surviving entity called Harris N.
A. Harris N.A. assumed the obligations of Harris Trust and Savings Bank.

                                      * * *

The following replaces in its entirety the subsection entitled "All Classes" on page 59.

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

         ALL CLASSES. Each Fund has authorized one or more financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, to accept purchase and redemption orders on its behalf. Such financial institutions are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

         Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

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